Restricted cash and other non-current assets - Summary of Restricted Cash and Other Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Restricted cash
Lease deposits and guarantees	€ 50	€ 53
Other	1	2
Other non-current assets	24	23
Total	€ 75	€ 78